Dividends (Tables)	12 Months Ended
Dec. 31, 2024
Interim Financial Reporting [Abstract]
Dividends to the parent company

Dividends to the parent company
	2024		2023		2022
	£ per share	£m	£ per share	£m	£ per share	£m
Dividends paid on ordinary shares
In respect of current year:
– first interim dividend	0.124	99	—	—	—	—
– first special dividend	—	—	0.941	750	1.067	850
– second interim dividend	0.126	100	—	—	—	—
– third interim dividend	0.142	113	—	—	—	—
Total	0.392	312	0.941	750	1.067	850
Dividends on preference shares classified as equity
Dividend on HSBC Bank plc non-cumulative third dollar preference shares	0.001	—	0.001	—	0.001	—
Total coupons on capital securities classified as equity	—	223	—	211	—	202
Dividends to parent	—	535	—	961	—	1,052

Total coupons on capital securities classified as equity

Total coupons on capital securities classified as equity
		2024	2023	2022
	First call date	£m	£m	£m
Undated Subordinated additional Tier 1 instruments
Undated Subordinated Resettable Additional Tier 1 instrument 2015	Dec 2020	82	85	87
Undated Subordinated Resettable Additional Tier 1 instrument 2016	Jan 2022	11	12	11
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	38	28	28
Undated Subordinated Resettable Additional Tier 1 instrument 2018	Mar 2023	16	10	10
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	24	24	24
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Nov 2024	7	15	8
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Dec 2024	20	19	20
Undated Subordinated Resettable Additional Tier 1 instrument 2019	Jan 2025	9	9	8
Undated Subordinated Resettable Additional Tier 1 instrument 2022	Mar 2027	16	9	6
Total		223	211	202